Note Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Oct. 01, 2023	Sep. 30, 2021
Note Receivable [Line Items]
Promissory note bears interest rate				9.00%	8.00%
Maturity date				Dec. 30, 2023	Oct. 01, 2023
Bad debt expense	$ 69,600
Accrued interest receivable	9,600	6,010	$ 9,600
Total receivable balance		66,010
Estimated probable losses	69,600		$ 69,600
Note receivable principal balance	60,000	60,000
Notes Receivable [Member]
Note Receivable [Line Items]
Accrued interest receivable	9,600
Estimated probable losses	69,600
Note receivable principal balance	$ 60,000
Promissory Note [Member]
Note Receivable [Line Items]
Promissory note bears interest rate	8.00%			9.00%
Maturity date	Oct. 01, 2023			Dec. 30, 2023
Principal balance					$ 60,000
Note Receivable [Member]
Note Receivable [Line Items]
Principal balance	$ 60,000	$ 60,000